FEDERAL HOME LOAN BANK ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Amount
Total	$ 12,500	$ 12,500
Federal Home Loan Bank Advances [Member]
Amount
2015	$ 101,696
2016
2017	$ 16,109
2018
2019 and thereafter
Total	$ 117,805	$ 111,696
Weighted-Average Interest Rate
2015	0.42%
2016
2017	2.78%
2018
2019 and thereafter
Weighted-average interest rate	0.74%